Tax - Income statement related/reconciliation of tax rate (Details) - CHF (SFr) SFr in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Income from continuing operations before taxes (CHF)
Income/(loss) before taxes	SFr 2,939	SFr (1,754)
Current and deferred taxes
Deferred income tax expense	331	(48)
Income tax expense	765	221
Of which impact from geographical mix of results adjusted by certain non-deductible expenses	233
Of which reassessment of DTA/DTL	448
Increase/(decrease) in income taxes resulting from:
Income tax expense	SFr 765	SFr 221